Information about Operations by Business Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 87,414		$ 83,839		$ 263,928		$ 250,699		$ 341,684	[1]	$ 321,122	[1]
Income from operations	21,864		17,882		59,201		53,954		79,646		62,515
Operating Segments
Segment Reporting Information [Line Items]
Income from operations	21,864		17,882		59,201		53,954		79,646		62,515
Operating Segments | Merchant acquiring
Segment Reporting Information [Line Items]
Revenues	18,211		16,810		53,835		51,499		69,591		61,997
Income from operations	8,568		8,225		25,963		24,736		33,836		30,258
Operating Segments | Payment processing
Segment Reporting Information [Line Items]
Revenues	32,342		28,463		92,168		85,711		116,019		105,184
Income from operations	14,056		13,587		38,536		38,652		53,682		45,031
Operating Segments | Business solutions
Segment Reporting Information [Line Items]
Revenues	44,472		43,745		136,965		129,214		177,292		173,434
Income from operations	11,282		7,801		30,600		25,751		39,845		36,690
Operating Segments | Other
Segment Reporting Information [Line Items]
Revenues	(7,611)	[2]	(5,179)	[2]	(19,040)	[2]	(15,725)	[2]
Income from operations	(12,042)	[3]	(11,731)	[3]	(35,898)	[3]	(35,185)	[3]
Operating Segments | Other
Segment Reporting Information [Line Items]
Revenues									(21,218)	[2]	(19,493)	[2]
Income from operations									$ (47,717)	[4]	$ (49,464)	[4]

[1]	Revenues are based on subsidiaries' country of domicile.
[2]	Represents the elimination of intersegment revenues for services provided by the payment processing segment to the merchant acquiring segment, and other miscellaneous intersegment revenues.
[3]	Primarily represents non-operating depreciation and amortization expenses generated as a result of the Merger and certain non-recurring fees and expenses.
[4]	Represents certain incremental depreciation and amortization expenses generated as a result of the Merger non-recurring compensation and benefits expenses and professional fees.